AXP(R) Small
Company
Index Fund
2001 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
Express(R)
Funds

(icon of) ruler

AXP Small  Company  Index  Fund
seeks to provide shareholders with
long-term capital appreciation.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN EXPRESS (R) (logo)

Good Things, Small Packages

When people talk stocks, the conversation often centers on big, household names. But the fact is that all companies were small once, and, as they grew, some proved to be excellent investments. Instead of trying to sort out the most likely winners from the huge number of possibilities, AXP Small Company Index Fund simply buys a representative sample of stocks from a popular small-company index. Therefore, as the index performs, so, too, should the Fund.


Table of Contents

2001 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                   3
From the Portfolio Manager                          3
Fund Facts                                          5
The 10 Largest Holdings                             6
Making the Most of the Fund                         7
The Fund's Long-term Performance                    8
Board Members and Officers                          9
Independent Auditors' Report                       11
Financial Statements                               12
Notes to Financial Statements                      15
Investments in Securities                          22
Federal Income Tax Information                     31

AXP SMALL COMPANY INDEX FUND

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o  Set  financial  goals  that  extend  beyond  those  achievable   through  the
   retirement plan of your employer.

o  Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) James M. Johnson, Jr.
James M. Johnson, Jr.
Portfolio manager

From the Portfolio Manager
In a highly volatile environment for the stock market, small-company stocks turned in a strong performance for the past 12 months. Reflecting that result, AXP Small Company Index Fund's Class A shares generated a total return of 18.79% (excluding the sales charge) for its latest fiscal year -- February 2000 through January 2001.

The period began with a bang, as small stocks soared during the first several weeks. The bad news was that concerns about interest rates, inflation and unsustainable stock prices also increased. The result was a sharp sell-off that, by mid-April, had driven small stocks into negative territory.

ANNUAL REPORT - 2001

DOWN, NOT OUT
They got back on track over the summer, though, and by early September had regained the ground lost in the spring slump. But the roller coaster would soon head back down, as investors began worrying that a slowdown in economic growth would soon lead to an erosion in corporate profits. By the end of November, small stocks were back to where they were at the start of the period.

Fortunately, the final two months proved to be better. A remarkably strong performance in December was followed by a good gain in January, propelling small stocks well into double-digit return territory for the fiscal year as a whole.

At the root of the ups and downs was extreme volatility among technology-related stocks, which comprise the largest portion of the small-stock index and, thus, the Fund's portfolio. Investors underwent several mood swings regarding the outlook for tech companies' profits, the justifiability of their stock prices, developments on the Internet front and the direction of interest rates. As the prevailing view swung between optimism and pessimism, tech-stock prices responded accordingly.

Looking at business sectors, among the best performers for the 12 months were energy-related, drug and tobacco stocks. On the negative side were stocks in the technology, retailing and telecommunications/media sectors.

As the new fiscal year begins, I think the outlook remains relatively good for small stocks. The main reason for my optimism is that the Federal Reserve has begun to lower short-term interest rates, and that historically has proved to benefit the small-stock segment more than larger stocks. In addition, small stocks continue to be comparatively cheap, which should reinforce their appeal among value-conscious investors.

James M. Johnson, Jr., CFA

AXP SMALL COMPANY INDEX FUND

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                                     $6.50
Jan. 31, 2000                                                     $6.30
Increase                                                          $0.20

Distributions -- Feb. 1, 2000 - Jan. 31, 2001
From income                                                       $0.14
From long-term capital gains                                      $0.73
Total distributions                                               $0.87
Total return*                                                   +18.79%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                                     $6.25
Jan. 31, 2000                                                     $6.13
Increase                                                          $0.12

Distributions -- Feb. 1, 2000 - Jan. 31, 2001
From income                                                       $0.14
From long-term capital gains                                      $0.73
Total distributions                                               $0.87
Total return*                                                   +18.01%

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                                     $6.54
Jan. 31, 2000                                                     $6.32
Increase                                                          $0.22

Distributions -- Feb. 1, 2000 - Jan. 31, 2001
From income                                                       $0.14
From long-term capital gains                                      $0.73
Total distributions                                               $0.87
Total return*                                                   +19.04%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

ANNUAL REPORT - 2001

The 10 Largest Holdings

                                     Percent                    Value
                                 (of net assets)        (as of Jan. 31, 2001)

Timberland Cl A                        .69%                  $7,644,480
Fidelity Natl Financial                .68                    7,517,261
Universal Health Services Cl B         .66                    7,354,702
RSA Security                           .66                    7,332,803
Cephalon                               .66                    7,284,010
Eaton Vance                            .58                    6,444,496
Centura Banks                          .56                    6,276,203
Varian Medical Systems                 .56                    6,235,804
Patterson Dental                       .55                    6,131,917
Cullen/Frost Bankers                   .54                    6,026,518

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 6.14% of net assets

AXP SMALL COMPANY INDEX FUND

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                      How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10   $10                      $10
$5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o    your  shares  increase in value when the Fund's  investments  do well


o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

ANNUAL REPORT - 2001

The Fund's Long-term Performance

How your $10,000 has grown in AXP Small Company Index Fund

$20,000

                                                                      [X]
                                                                    $15,884
                       S&P SmallCap 600 Index                  AXP Small Company
                                  [X]                         Index Fund Class A


                                              [X]
   [X]                             Lipper Small-Cap Core Index
 $9,425

9/1/96         1/97           1/98           1/99       1/00          1/01

( The printed version of this chart contains a line graph with three lines corresponding to the two Indexes and Fund noted above.)

Average Annual Total Returns (as of Jan. 31, 2001)
                                      1 year       Since inception*
Class A                              +11.97%           +10.95%
Class B                              +14.01%           +11.46%
Class Y                              +19.04%           +12.57%

* Inception date was Aug. 19, 1996.

Assumes: Holding period from 9/1/96 to 1/31/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $3,854. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see the Fund's total return compared to two unmanaged performance indexes, the Standard and Poor's SmallCap 600 Index (S&P SmallCap 600 Index) and the Lipper Small-Cap Core Index. In comparing AXP Small Company Index Fund (Class A) to the indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Standard and Poor's SmallCap 600 Index (S&P SmallCap 600 Index), an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity, (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The Fund may invest in stocks that may not be listed in the index.

Lipper Small-Cap Core Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

AXP SMALL COMPANY INDEX FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The  following is a list of the Fund's board  members.  Each member  oversees 15
Master Trust portfolios and 64 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name,                              Position held with
address,                           Registrant and           Principal occupation
age                                length of service        during past five years                 Other directorships
-----------------------------------------------------------------------------------------------------------------------------------
H. Brewster Atwater, Jr.           Board member since       Retired chair and chief executive      Merck & Co., Inc.
4900 IDS Tower                     1996                     officer, General Mills, Inc.           (pharmaceuticals)
Minneapolis, MN 55402                                       (consumer foods)
Born in 1931
-----------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson                    Chair of the Board       Chair, Board Services Corporation
901 S. Marquette Ave.              since 1999               (provides administrative services
Minneapolis, MN 55402                                       to boards).
Born in 1934                                                Former Governor of Minnesota
-----------------------------------------------------------------------------------------------------------------------------------
Lynne V. Cheney                    Board member             Distinguished Fellow, AEI              The Reader's Digest
American Enterprise Institute      since 1994                                                      Association Inc.
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
-----------------------------------------------------------------------------------------------------------------------------------
Livio D. DeSimone                  Board member             Retired chair of the board and chief   Cargill, Incorporated(commodity
Minnesota Mining and               since 2001               executive officer, Minnesota Mining    merchants and processors),
Manufacturing Corporation                                   and Manufacturing (3M)                 TargetCorporation(department
3M Center,                                                                                         stores), General Mills, Inc.
Building 220-14W-05                                                                                (consumer foods and restaurants)
                                                                                                   and Vulcan Materials Company
St. Paul, MN 55144-1000                                                                            (construction materials/
Born in 1936                                                                                       chemicals)
-----------------------------------------------------------------------------------------------------------------------------------
Ira D. Hall                        Board member             Treasurer, Texaco Inc. since 1998.
Texaco, Inc.                       since 2001               Prior to that, director, International
2000 Westchester Avenue                                     Operations IBM Corp.
White Plains, NY 10650
Born in 1944
-----------------------------------------------------------------------------------------------------------------------------------
Heinz F. Hutter                    Board member             Retired president and chief
P.O. Box 2187                      since 1994               operating officer, Cargill,
Minneapolis, MN 55402                                       Incorporated (commodity merchants
Born in 1929                                                and processors)
-----------------------------------------------------------------------------------------------------------------------------------
Anne P. Jones                      Board member             Attorney and telecommunications        Motorola, Inc.
5716 Bent Branch Rd.               since 1985               consultant                             (electronics)
Bethesda, MD 20816
Born in 1935
-----------------------------------------------------------------------------------------------------------------------------------
William R. Pearce                  Board member             RII Weyerhaeuser World Timberfund,
2050 One Financial Plaza           since 1980               L.P. (develops timber resources) -
Minneapolis, MN 55402                                       management committee; Former
Born in 1927                                                chair, American Express Funds
-----------------------------------------------------------------------------------------------------------------------------------

ANNUAL REPORT - 2001

Name,                               Position held with   Principal occupation during past    Other directorships
address,                            Registrant and       five years
age                                 length of service
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Alan K. Simpson                    Board member since   Former three-term United States     Biogen, Inc. (bio-pharmaceuticals)
1201 Sunshine Ave.                 1997                 Senator for Wyoming
Cody, WY 82414
Born in 1931
---------------------------------- -------------------- ----------------------------------- -----------------------------------
C. Angus Wurtele Suite             Board member since   Retired chair of the board and      The Valspar Corporation (paints),
1700 Foshay Tower                  1994                 chief executive officer, The        Bemis Corporation (packaging)
Minneapolis, MN 55402                                   Valspar Corporation
Born in 1934
---------------------------------- -------------------- ----------------------------------- -----------------------------------

Board Members Affiliated with American Express Financial Corporation (AEFC)

---------------------------------- -------------------- ----------------------------------- -----------------------------------
Name,                              Position held with   Principal occupation during past    Other directorships
address,                           Registrant and       five years
age                                length of service
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Peter J. Anderson                  Board member since   Senior vice president -
58600 AXP Financial Center         2000, vice           investment operations and
Minneapolis, MN 55474              president since      director of AEFC
Born in 1942                       1995
---------------------------------- -------------------- ----------------------------------- -----------------------------------
David R. Hubers                    Board member since   Retired chief executive officer     Chronimed Inc. (specialty
50643 AXP Financial Center         1993                 and director and current chair of   pharmaceutical distribution) RTW
Minneapolis, MN 55474                                   the board of AEFC                   Inc. (manages workers
Born in 1943                                                                                compensation programs)
---------------------------------- -------------------- ----------------------------------- -----------------------------------
John R. Thomas                     Board member since   Senior vice president of AEFC
50652 AXP Financial Center         1987, president
Minneapolis, MN 55474              since 1997
Born in 1937
---------------------------------- -------------------- ----------------------------------- -----------------------------------

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, and Mr.
Anderson, who is vice president, the Fund's other officers are:

Other Officers

---------------------------------- -------------------- ----------------------------------- -----------------------------------
Name,                              Position held with   Principal occupation during past    Other directorships
address,                           Registrant and       five years
age                                length of service
---------------------------------- -------------------- ----------------------------------- -----------------------------------
John M. Knight                     Treasurer since      Vice president - investment
50005 AXP Financial Center         1999                 accounting of AEFC
Minneapolis, MN 55474
Born in 1952
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Leslie L. Ogg                      Vice president and   President of Board Services
901 S. Marquette Ave.              general counsel      Corporation
Minneapolis, MN 55402              since 1978
Born in 1938
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Frederick C. Quirsfeld             Vice president       Senior vice president - fixed
53609 AXP Financial Center         since 1998           income and director of AEFC
Minneapolis, MN 55474
Born in 1947
---------------------------------- -------------------- ----------------------------------- -----------------------------------
The SAI has additional  information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

AXP SMALL COMPANY INDEX FUND

The  financial   statements   contained  in  Post-Effective   Amendment  #26  to
Registration Statement No. 33-30770 filed on or about March 28th, 2001, are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Small Company Index Fund
Fiscal year ended Jan. 31, 2001

Class A
Income distribution taxable as dividend income, 40.88% qualifying for deduction by corporations.

Payable date                                                      Per share
Dec. 21, 2000                                                      $0.13925

Capital gain distribution taxable as long-term capital gain.

Payable date                                                      Per share
Dec. 21, 2000                                                      $0.72817
Total distributions                                                $0.86742

The distribution of $0.86742 per share, payable Dec. 21, 2000, consisted of $0.13925 from net short-term capital gains and $0.72817 from net long-term capital gains.

Class B
Income distribution taxable as dividend income, 40.88% qualifying for deductions by corporations.

Payable date                                                      Per share
Dec. 21, 2000                                                      $0.13925

Capital gain distribution taxable as long-term capital gain.

Payable date                                                      Per share
Dec. 21, 2000                                                      $0.72817
Total distributions                                                $0.86742

The distribution of $0.86742 per share, payable Dec. 21, 2000, consisted of $0.13925 from net short-term capital gains and $0.72817 from net long-term capital gains.

Class Y
Income distribution taxable as dividend income, 40.88% qualifying for deduction by corporations.

Payable date                                                      Per share
Dec. 21, 2000                                                      $0.13925

Capital gain distribution taxable as long-term capital gain.

Payable date                                                      Per share
Dec. 21, 2000                                                      $0.72817
Total distributions                                                $0.86742

The distribution of $0.86742 per share, payable Dec. 21, 2000, consisted of $0.13925 from net short-term capital gains and $0.72817 from net long-term capital gains.

ANNUAL REPORT - 2001

American
Express(R)
Funds

AXP Small Company Index Fund
70100 AXP Financial Center
Minneapolis, MN 55474

Ticker Symbol
Class A: ISIAX    Class B: ISIBX    Class Y: ISCYX


This report must be accompained or preceded by the Fund's current prospectus. Distributed by American Express Financial Adivsors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not broker-dealer.


AMERICAN EXPRESS (R) (Logo)

S-6357 J (3/01)

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.